Fair Value of Financial Instruments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Impairment loss	$ (3,195)	$ (21,966)	$ 0
Navios Logistics [Member] | Two tanker vessels [Member]
Defined Benefit Plan Disclosure [Line Items]
Impairment loss		21,966
Fair value of assets		$ 7,500